Income Taxes	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Taxes

9.    Income Taxes

The Company had no income tax expense for the years ended December 31, 2016 and 2015. Due to uncertainties surrounding the realization of its deferred income tax assets in future periods, the Company has recorded a 100% valuation allowance against its net deferred income tax assets. If it is determined in the future that it is more likely than not that any deferred income tax assets are realizable, the valuation allowance will be reduced by the estimated net realizable amounts. For the years ended December 31, 2016 and 2015, the valuation allowance increased by approximately $3.5 million and $5.0 million, respectively.

The tax effect of temporary differences and net operating losses that give rise to components of deferred income tax assets and liabilities consist of the following:

	As of December 31,
	2016	2015
Deferred income tax assets (liabilities):
Property and equipment	$107,308	$(35,232)
Deferred revenue	88,877	46,211
Accrued expenses	53,112	53,112
Share based compensation	3,186,133	2,110,364
Derivative liability	164,258	-
Other	248,561	216,544
Net operating loss carryforwards	30,800,732	28,798,998
	34,648,981	31,189,997
Less valuation allowance	(34,648,981)	(31,189,997)
	$-	$-

The Company had a cumulative federal net operating loss of approximately $77 million as of December 31, 2016, which will begin expiring in 2020. Under Sections 382 and 383 of the Internal Revenue Code, if an ownership change occurs with respect to a “loss corporation,” as defined, there are annual limitations on the amount of the net operating loss and other deductions which are available to the Company. The Company has not determined whether such an ownership change has occurred. However, given the equity transactions in which the Company has engaged, the Company believes that the use of the net operating losses shown as deferred tax assets will be significantly limited.

Management has evaluated the effect of guidance provided by GAAP regarding accounting for uncertainty in income taxes and determined the Company has no uncertain tax positions that could have a significant impact on its consolidated financial statements. The Company’s income tax returns after 2010 remain open for examination.